SHAREHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' DEFICIT
SHAREHOLDERS' DEFICIT
19.	SHAREHOLDERS’ DEFICIT

Ordinary shares

As mentioned in Note 17, on March 18, 2022, an ordinary shareholder of the Company, sold its 5,332,827 ordinary shares at US$4.43 per share to Pre-A Investor B with a cash consideration of US$23,650. The Company considered the redesignation, in substance, was effectively a repurchase and retirement of the ordinary shares and simultaneously an issuance of Series Pre-A Preferred Shares.

As mentioned in Note 1(b), following the Merger Transaction, the Company’s Articles were amended. As such, the shares and corresponding capital amounts and loss per share prior to the Merger Transaction have been retroactively adjusted. The new authorized shares of the Company is US$50 divided into 5,000,000,000 shares comprising of ordinary shares with par value of US$0.00001 each.

Upon the consummation of Business Combination on February 22, 2024, as mentioned in Note 1(b), all ordinary shares of the Company held by all existing shareholders of the Company before the Merger Transaction were recapitalized from 2,142,922,222 ordinary shares into 474,621,603 ordinary shares using recapitalization factor of 0.2215 and the value of the ordinary share was reduced by US$16. The Company issued 202,114,211 ordinary shares, among which 1,417,544 ordinary shares held by the Sponsor remained unvested and subject to vesting condition as mentioned in Note 1(b).

On August 23, 2024, the Company issued 16,000,000 ordinary shares to Deutsche Bank Trust Company Americas, which is reserved for future issuances upon the exercise or vesting of share options granted under the 2022 Share Incentive Plan. As of December 31, 2024 and 2025, 110,300 shares were issued to employees under the 2022 Share Incentive Plan.

On September 16, 2024, the Company entered into a security purchase agreement (“Purchase Agreement”) with Westwood, pursuant to which, Westwood committed to purchase, subject to certain conditions, up to US$350,000 of ADSs during a commitment period of approximately 36 months. As consideration for Westwood’s irrevocable commitment to purchase ADSs upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, the Company issued 700,000 ordinary shares with fair value of US$3,500 to Westwood on September 19, 2024, which was recognized in general and administrative expenses for the year ended December 31, 2024. In addition, the Company issued 649,000 and 202,500 ordinary shares to Westwood with a total consideration of US $1,301 and US$807 during the years ended December 31, 2025 and 2024, respectively.

On December 23, 2025, the Company entered into a share subscription agreement with ECARX, pursuant to which ECARX agreed to subscribe for and purchase a total of 16,788,321 newly issued ordinary shares from the Company at a price of US$1.37 per ordinary share for a total purchase price of US$23 million through a private placement. On December 29, 2025, the initial tranche of US$17 million was settled and 12,408,759 ordinary shares were issued. The second tranche of remaining US$6 million was settled on January 19, 2026 and 4,379,562 ordinary shares were issued. The ordinary shares purchased by ECARX is subject to a six-month lock-up period with certain customary exceptions.

As of December 31, 2025, the number of ordinary shares issued and outstanding was 707,196,733 and 640,672,331, respectively. As of December 31, 2024, the number of ordinary shares issued and outstanding was 694,134,038 and 676,826,794, respectively.

Treasury stock

As mentioned in Note 13, on September 5, 2025, all of 50,000,000 ADSs under Meritz Investment were fully repurchased by the Company. The repurchased ordinary shares were accounted for using the cost method and recorded as treasury stock as a component of the shareholders’ deficit. During the year ended December 31, 2025, a total of 782,842 repurchased ordinary shares were reissued for conversion of convertible notes. As of December 31, 2025, the number of treasury stock was 49,217,158.